Segments	6 Months Ended
Jun. 30, 2024
Segments [Abstract]
SEGMENTS

NOTE 9 - SEGMENTS

As of June 30, 2024, the Group identified seven operating segments as follows: corporate, e-commerce, online advertising & internet traffic routing, online event management, medical, real-estate and electronics.

The Company concluded that the medical, real-estate and electronics segments are not “reportable segments” as defined in IFRS 8, Operating Segments. As such, these segments were combined and disclosed under “Others”.

The CODM measures and evaluates the operating performance of the Group’s segments based on operating loss (income), assets and liabilities.

The table set forth other information of the Group:

	June 30, 2024
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations		Total
	USD in thousands

Total segments’ assets	7,469	-	24,628	2,159	3,642	1,394	(*)	39,292

Total segments’ liabilities	(744)	-	(19,972)	(1,979)	(678)	-		(23,371)

(*)	Includes investments accounted for using the equity method of USD 810 thousand and USD 370 thousand in relation to Polyrizon and Zig Miami 54, respectively. In addition, includes loan to Zig Miami 54 in an amount of USD 1,533 thousand.

	December 31, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others		Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	10,708	13,122	35,178	1,874	3,444	(*)	(430)	63,896

Total segments’ liabilities	(867)	(4,483)	(25,723)	(2,015)	(605)		2,232	(31,461)

(*)	Includes investments accounted for using the equity method of USD 498 thousand and USD 370 thousand in relation to Polyrizon and Zig Miami 54, respectively. In addition, includes loan to Zig Miami 54 in an amount of USD 1,545 thousand.

The table set forth the operating results of the Group:

	Six months ended June 30, 2024
	Corporate	E-commerce**	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenues	170	1,002	17,335	796	-	-	19,303

Segment results - operating loss	(1,409)	(567)	(3,887)	(249)	(468)*	(1,479)	(8,059)

Non-operating income (loss)	-	10	(1,642)	-	-	(1,319)	(2,951)

Finance income (loss)	115	(26)	(855)	(60)	-	(94)	(920)

Loss before taxes on income	(1,294)	(583)	(6,384)	(309)	(468)	(2,892)	(11,930)

Tax benefit (expense) on income	-	25	20	-	-	-	45

Segment results - net loss	(1,294)	(558)	(6,364)	(309)	(468)	(2,892)	(11,885)

*	Includes equity losses of USD 23 thousand in relation to Revoltz and USD 77 thousand in relation to Polyrizon.

**	The operating results from Jeffs’ Brands are presented for the period from January 1, 2024 to January 28, 2024.

	Six months ended June 30, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments	Total
	USD in thousands

External revenues	-	3,871	48,016	1,498	-	-	53,385

Segment results - operating income (loss)	(6,301)	(2,131)	(46)	140	(1,452)*	-	(9,790)

Non-operating income	157	1,252	-	-	-	-	1,409

Finance income (loss)	(219)	(193)	(765)	(55)	(7)	261	(978)

Profit (Loss) before taxes on income	(6,363)	(1,072)	(811)	85	(1,459)	261	(9,359)

Tax benefit (expense) on income	3	(9)	(340)	-	-	169	(177)

Segment results - net profit (loss)	(6,360)	(1,081)	(1,151)	85	(1,459)	430	(9,536)